Taxation - Summary of Movements of Deferred Income Tax Liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning balance	¥ 297
Ending balance	265	¥ 297
Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance	305	362
Credited to income statement	(70)	(71)
Business combination	35	14
Ending balance	270	305
Intangible Assets | Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance	305	362
Credited to income statement	(70)	(71)
Business combination	35	14
Ending balance	¥ 270	¥ 305